Fair Values (fair value of the Level 3 financial assets) (Details) - Designated as Hedging Instrument [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 34
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(13)
Ending Balance	21
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	25
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(7)
Ending Balance	18
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	9
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(6)
Ending Balance	$ 3